Long-term loans	12 Months Ended
Mar. 31, 2023
Long-term loans
Long-term loans
17.	Long-term loans

Long-term loan consisted of the following:

	As of March 31,
	2023	2022
Long-term loan	$13,681,099	$14,809,302

On January 4, 2022, the Group borrowed the amount of $13,681,099 (RMB 94,012,410) through a five-year long-term loan from Fujian Xinqiao Ocean Fishery Group Co., Ltd. The annual interest rate is 6%. The Group is obligated to pay interest on every December 30th, whereas the principal should be returned on January 3, 2027. Earlier payment is acceptable without any penalties.